Note 5 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
5. Property, Plant and Equipment

	December 31,
	2024	2023
	A$	A$
Plant and equipment	23,347,922	22,962,369
Leasehold improvements	9,342,752	9,341,941
	32,690,674	32,304,310
Accumulated depreciation	(28,243,602)	(27,456,376)
Property, plant & equipment - net	4,447,072	4,847,934